UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07743
                                                     ---------

                            THE ROCKLAND FUNDS TRUST
                            ------------------------
               (Exact name of registrant as specified in charter)

                              1235 WESTLAKES DRIVE
                              --------------------
                               BERWYN, PA  19312
                               -----------------

              (Address of principal executive offices) (Zip code)

                                 RICHARD GOULD
                                 -------------
                              1235 WESTLAKES DRIVE
                              --------------------
                               BERWYN, PA  19312
                               ------------------

                    (Name and address of agent for service)

                                 1-800-497-3933
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
                         ------------

Date of reporting period:  MARCH 31, 2007
                           --------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                               SEMI-ANNUAL REPORT

                                 MARCH 31, 2007

                             THE ROCKLAND SMALL CAP
                                  GROWTH FUND
                                    (RKGRX)

ROCKLAND SMALL CAP GROWTH FUND
EXPENSE EXAMPLE -- MARCH 31, 2007 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the six month semi-annual period (10/1/06 - 3/31/07) and held for the entire period.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Fund does not charge a sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. You will also be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem your shares less than 90 calendar days after you purchase them. IRA accounts will be charged a $15.00 annual maintenance fee. These expenses are not included in the example below. The example below includes, but is not limited to, advisory fees, shareholder servicing fees, interest expense, fund accounting and custody fees. However, the example below does not include a redemption fee, portfolio trading commissions or related expenses, or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                             BEGINNING ACCOUNT     ENDING ACCOUNT           EXPENSES PAID DURING
                               VALUE 10/1/06        VALUE 3/31/07      PERIOD 10/1/06 - 3/31/071<F1>
                             -----------------     --------------      -----------------------------
Actual                           $1,000.00            $1,090.40                  $9.59*<F2>
Hypothetical (5% return
  before expenses)                1,000.00             1,015.76                   9.25**<F3>

 1<F1> Expenses are equal to the Fund's annualized expense ratio of 1.84%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period. The expense ratio includes interest expense paid to the custodian on overdrafts to cover shareholder redemptions. The annualized expense ratio paid to the custodian for such overdrafts was 0.01%.
 *<F2> Excluding interest expense, your actual cost of investment in the Fund would be $9.54.
**<F3> Excluding interest expense, your hypothetical cost of investment in the Fund would be $9.20.

ROCKLAND SMALL CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2007 (UNAUDITED)

ASSETS:
   Investments, at fair value (cost $33,681,494)                   $40,674,323
   Receivable for investments sold                                     675,504
   Receivable for capital shares sold                                    1,039
   Dividends and interest receivable                                     4,728
   Other assets                                                         15,435
                                                                   -----------
        Total Assets                                                41,371,029
                                                                   -----------
LIABILITIES:
   Payable for investments purchased                                   600,600
   Capital shares repurchased                                           20,866
   Payable to Adviser                                                   34,185
   Accrued Shareholder Service and Accounting fees                      17,950
   Accrued Professional fees                                            28,235
   Accrued expenses and other liabilities                               35,755
                                                                   -----------
        Total Liabilities                                              737,591
                                                                   -----------
NET ASSETS                                                         $40,633,438
                                                                   -----------
                                                                   -----------
NET ASSETS CONSIST OF:
   Capital stock                                                   $43,514,760
   Accumulated net realized loss on investments sold                (9,874,151)
   Net unrealized appreciation on investments                        6,992,829
                                                                   -----------
        Total Net Assets                                           $40,633,438
                                                                   -----------
                                                                   -----------
   Shares of beneficial interest outstanding
     (unlimited shares of $0.001 par value authorized)               2,357,204
   Net asset value, redemption price and offering price per share  $     17.24
                                                                   -----------
                                                                   -----------

   The accompanying notes are an integral part of these financial statements.

ROCKLAND SMALL CAP GROWTH FUND
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)

INVESTMENT INCOME:
   Dividend income (net of foreign tax withheld of $500)            $   13,760
   Interest income                                                       6,023
                                                                    ----------
        Total investment income                                         19,783
                                                                    ----------
EXPENSES:
   Investment advisory fee                                             206,775
   Shareholder servicing and accounting costs                           57,785
   Professional fees                                                    33,610
   Trustees' fees and expenses                                          28,166
   Administration fee                                                   19,509
   Custody fees                                                         12,410
   Federal and state registration                                       10,954
   Reports to shareholders                                               5,422
   Other                                                                 3,713
                                                                    ----------
        Total expenses before interest expense                         378,344
   Interest expense (Note 5)                                             1,526
                                                                    ----------
        Total expenses                                                 379,870
                                                                    ----------
NET INVESTMENT LOSS                                                   (360,087)
                                                                    ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                  1,449,875
   Net change in unrealized
     appreciation/depreciation on investments                        2,505,192
                                                                    ----------
   Net realized and unrealized gain on investments                   3,955,067
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $3,594,980
                                                                    ----------
                                                                    ----------

   The accompanying notes are an integral part of these financial statements.

ROCKLAND SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SIX MONTHS ENDED       YEAR ENDED
                                                                             MARCH 31, 2007    SEPTEMBER 30, 2006
                                                                            ----------------   ------------------
                                                                              (UNAUDITED)
OPERATIONS:
     Net investment loss                                                       $  (360,087)        $  (791,942)
     Net realized gain on investments                                            1,449,875           6,134,428
     Net change in unrealized appreciation/depreciation on investments           2,505,192          (5,415,759)
                                                                               -----------         -----------
     Net increase (decrease) in net assets resulting from operations             3,594,980             (73,273)
                                                                               -----------         -----------
NET DECREASE IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS (NOTE 3)                                      (3,588,061)        (16,473,456)
                                                                               -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS                                                6,919         (16,546,729)
NET ASSETS:
     Beginning of period                                                        40,626,519          57,173,248
                                                                               -----------         -----------
     End of period                                                             $40,633,438         $40,626,519
                                                                               -----------         -----------
                                                                               -----------         -----------

   The accompanying notes are an integral part of these financial statements.

ROCKLAND SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

                                         SIX MONTHS                              YEARS ENDED SEPTEMBER 30,
                                            ENDED           -------------------------------------------------------------------
                                       MARCH 31, 2007       2006            2005        2004(1)<F4>        2003            2002
                                       --------------       ----            ----        -----------        ----            ----
                                         (UNAUDITED)
Per Share Data:
Net asset value,
  beginning of year                        $15.81          $16.16          $14.90         $15.76          $10.81          $14.72
                                           ------          ------          ------         ------          ------          ------
Income from
  investment operations:
   Net investment loss                      (0.15)(2)       (0.27)(3)       (0.26)(2)      (0.22)(3)       (0.19)(3)       (0.20)(2)
                                                 <F5>            <F6>            <F5>           <F6>            <F6>            <F5>
   Net realized and unrealized
     gain (loss) on investments              1.58           (0.08)           1.52          (0.66)           5.14           (3.71)
                                           ------          ------          ------         ------          ------          ------
       Total from
         investment operations               1.43           (0.35)           1.26          (0.88)           4.95           (3.91)
                                           ------          ------          ------         ------          ------          ------
Redemption fees                              0.00            0.00            0.00           0.02              --              --
                                           ------          ------          ------         ------          ------          ------
Net asset value, end of year               $17.24          $15.81          $16.16         $14.90          $15.76          $10.81
                                           ------          ------          ------         ------          ------          ------
                                           ------          ------          ------         ------          ------          ------
Total return                                 9.04%(5)       (2.17)%          8.46%         (5.46)%         45.79%         (26.56)%
                                                  <F8>
Supplemental data and ratios:
   Net assets, end of year            $40,633,438     $40,626,519     $57,173,248    $60,768,937    $107,727,915     $36,982,866
   Ratio of expenses
     to average net assets(4)<F7>            1.84%(6)        1.73%           1.73%          1.66%           1.54%           1.57%
                                                  <F9>
   Ratio of net investment loss
     to average net assets                  (1.74)%(6)      (1.61)%         (1.60)%        (1.35)%         (1.47)%         (1.21)%
                                                   <F9>
   Portfolio turnover rate                 114.44%(5)      246.66%         246.17%        331.98%         449.89%         513.67%
                                                  <F8>

(1)<F4> Effective March 31, 2004, the Fund changed its investment adviser to Gould Investment Partners, LLC. Richard H. Gould was employed by the Fund's former investment manager, Greenville Capital Management since 1994 and has served as the Fund's portfolio manager since its inception in 1996.
(2)<F5> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F6> Net investment loss per share represents net investment loss divided by the average shares of beneficial interest outstanding throughout the year.
(4)<F7> The expense ratio includes interest expense paid to the custodian on overdrafts to cover shareholder redemptions. The expense ratio for interest expense paid to the custodian for the periods ended March 31, 2007, September 30, 2006, 2005, 2004, 2003 and 2002 was 0.01%, 0.01%,
          0.02%, 0.03%, 0.03% and 0.12%, respectively.
(5)<F8>   Not annualized.
(6)<F9>   Annualized.

   The accompanying notes are an integral part of these financial statements.

ROCKLAND SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)

 SHARES                                                               VALUE
 ------                                                               -----
           COMMON STOCKS -- 99.1%

           COMMERCIAL SERVICES -- 5.9%
   5,205   Focus Media Holding Limited -- ADR (a)<F10> (b)<F11>    $   408,384
   6,900   Huron Consulting Group Inc. (a)<F10>                        419,796
  25,000   Korn/Ferry International (a)<F10>                           573,500
  12,400   L-1 Identity Solutions, Inc. (a)<F10>                       204,724
  20,500   VistaPrint Limited (a)<F10> (b)<F11>                        785,150
                                                                   -----------
                                                                     2,391,554
                                                                   -----------
           COMMUNICATIONS -- 4.3%
   8,200   Acme Packet, Inc. (a)<F10>                                  121,196
  11,000   Atheros Communications (a)<F10>                             263,230
  12,850   Cbeyond Communications, Inc. (a)<F10>                       376,890
  25,000   RADVision Ltd. (a)<F10> (b)<F11>                            590,000
   9,000   Riverbed Technology, Inc. (a)<F10>                          248,760
   5,000   ViaSat, Inc. (a)<F10>                                       164,850
                                                                   -----------
                                                                     1,764,926
                                                                   -----------
           CONSUMER DURABLES -- 2.6%
  19,541   Herman Miller, Inc.                                         654,428
  15,300   Tempur-Pedic International Inc.                             397,647
                                                                   -----------
                                                                     1,052,075
                                                                   -----------
           CONSUMER NON-DURABLES -- 10.5%
  30,950   Crocs, Inc. (a)<F10>                                      1,462,388
  40,900   Iconix Brand Group, Inc. (a)<F10>                           834,360
  25,700   J. Crew Group, Inc. (a)<F10>                              1,032,369
  20,200   The Men's Wearhouse, Inc.                                   950,410
                                                                   -----------
                                                                     4,279,527
                                                                   -----------
           ELECTRONICS -- 3.0%
   7,800   Dolby Laboratories Inc. -- Class A (a)<F10>                 269,178
  30,500   Spectrum Control, Inc. (a)<F10>                             375,150
  16,600   II-VI Incorporated (a)<F10>                                 561,910
                                                                   -----------
                                                                     1,206,238
                                                                   -----------
           FINANCIAL SERVICES -- 5.0%
  83,333   ECapital Financial Corporation
             (Acquired 3/15/01; Cost $167) (a)<F10> (c)<F12>               417
  12,200   GFI Group Inc. (a)<F10>                                     829,234
  13,000   International Securities Exchange Holdings, Inc.            634,400
  15,551   VeriFone Holdings, Inc. (a)<F10>                            571,188
                                                                   -----------
                                                                     2,035,239
                                                                   -----------
           HEALTH CARE SERVICES & SUPPLIES -- 7.4%
  17,700   Healthcare Services Group, Inc.                             507,105
  27,800   HealthExtras, Inc. (a)<F10>                                 800,084
  21,000   LHC Group Inc. (a)<F10>                                     681,030
  12,000   WellCare Health Plans, Inc. (a)<F10>                      1,023,000
                                                                   -----------
                                                                     3,011,219
                                                                   -----------
           INTERNET SERVICES -- 9.7%
   2,400   Baidu.com, Inc. -- ADR (a)<F10> (b)<F11>                    231,720
  14,800   Equinix, Inc. (a)<F10>                                    1,267,324
  10,000   Gmarket Inc. -- ADR (a)<F10> (b)<F11>                       173,700
  76,000   LivePerson, Inc. (a)<F10>                                   598,880
  21,000   Priceline.com Incorporated (a)<F10>                       1,118,460
  20,400   Shanda Interactive Entertainment
             Ltd. -- ADR (a)<F10> (b)<F11>                             547,740
                                                                   -----------
                                                                     3,937,824
                                                                   -----------
           MACHINERY -- 3.3%
  21,000   AAR CORP. (a)<F10>                                          578,760
  17,900   Stratasys, Inc. (a)<F10>                                    764,688
                                                                   -----------
                                                                     1,343,448
                                                                   -----------
           MEDIA -- 1.0%
  34,800   Lions Gate Entertainment Corp. (a)<F10> (b)<F11>            397,416
                                                                   -----------
           MEDICAL PRODUCTS -- 4.5%
  18,000   ev3 Inc. (a)<F10>                                           354,600
  19,000   ICON plc -- ADR (a)<F10> (b)<F11>                           809,400
  16,500   Palomar Medical Technologies, Inc. (a)<F10>                 659,175
                                                                   -----------
                                                                     1,823,175
                                                                   -----------
           OIL & GAS SERVICES -- 4.5%
  10,000   Arena Resources, Inc. (a)<F10>                              501,200
  14,200   Core Laboratories N.V. (a)<F10> (b)<F11>                  1,190,386
   3,500   Oceaneering International, Inc. (a)<F10>                    147,420
                                                                   -----------
                                                                     1,839,006
                                                                   -----------
           RETAIL -- 14.8%
  27,500   Aeropostale, Inc. (a)<F10>                                1,106,325
   8,000   Buffalo Wild Wings Inc. (a)<F10>                            509,600
   8,000   Chipotle Mexican Grill, Inc. (a)<F10>                       496,800
  14,300   Dick's Sporting Goods, Inc. (a)<F10>                        833,118
  41,100   Guesso, Inc.                                              1,664,139
  14,800   LIFE TIME FITNESS, Inc. (a)<F10>                            760,868
  15,900   Zumiez Inc. (a)<F10>                                        637,908
                                                                   -----------
                                                                     6,008,758
                                                                   -----------
           SEMICONDUCTORS -- 9.7%
  11,400   FEI Company (a)<F10>                                        411,084
  18,800   Intevac, Inc. (a)<F10>                                      495,756
  30,600   Sigma Designs, Inc. (a)<F10>                                803,556
  37,200   Ultra Clean Holdings, Inc. (a)<F10>                         643,560
  29,500   Varian Semiconductor
             Equipment Associates, Inc. (a)<F10>                     1,574,710
                                                                   -----------
                                                                     3,928,666
                                                                   -----------
           SOFTWARE -- 12.9%
  20,000   Blackboard Inc. (a)<F10>                                    672,600
  21,700   DealerTrack Holdings Inc. (a)<F10>                          666,624
  31,900   Kenexa Corporation (a)<F10>                                 993,047
   7,200   Salary.com, Inc. (a)<F10>                                    80,136
  21,300   Smith Micro Software, Inc. (a)<F10>                         396,819
  83,100   VASCO Data Security International, Inc. (a)<F10>          1,484,997
  47,450   Vocus, Inc. (a)<F10>                                        955,169
                                                                   -----------
                                                                     5,249,392
                                                                   -----------
           TOTAL COMMON STOCKS (Cost $33,275,634)                   40,268,463
                                                                   -----------
PRINCIPAL
 AMOUNT
---------
           SHORT-TERM INVESTMENTS -- 1.0%

           VARIABLE RATE DEMAND NOTES (D)<F13> -- 1.0%
$152,638   American Family Financial Services, Inc. -- 4.96%           152,638
 253,222   Wisconsin Corporate Central Credit Union -- 4.99%           253,222
                                                                   -----------
           TOTAL SHORT-TERM INVESTMENTS (Cost $405,860)                405,860
                                                                   -----------
           Total Investments  (Cost $33,681,494) -- 100.1%          40,674,323
           Liabilities in Excess of Other Assets -- (0.1)%             (40,885)
                                                                   -----------
           TOTAL NET ASSETS -- 100.0%                              $40,633,438
                                                                   -----------
                                                                   -----------

(a)<F10>   Non-income producing security.
(b)<F11>   Foreign security.
(c)<F12>   Illiquid security -- acquired through private placement.  (Note 2)
(d)<F13>   Variable rate security.  The rate listed is as of March 31, 2007.

   The accompanying notes are an integral part of these financial statements.

ROCKLAND SMALL CAP GROWTH FUND
SECTOR ALLOCATION OF PORTFOLIO HOLDINGS -- MARCH 31, 2007 (UNAUDITED)

    Percentages represent market value as a percentage of total investments.

               Commercial Services                           5.9%
               Communications                                4.3%
               Consumer Durables                             2.6%
               Consumer Non-Durables                        10.5%
               Electronics                                   3.0%
               Financial Services                            5.0%
               Health Care Services & Supplies               7.4%
               Internet Services                             9.7%
               Machinery                                     3.3%
               Media                                         1.0%
               Medical Products                              4.5%
               Oil & Gas                                     4.5%
               Retail                                       14.8%
               Semiconductors                                9.6%
               Software                                     12.9%
               Variable Rate Demand Note                     1.0%

ROCKLAND SMALL CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT
     ACCOUNTING POLICIES

     The Rockland Funds Trust (the "Trust") was organized on July 31, 1996, as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust currently consists of one series, The Rockland Small Cap Growth Fund (the "Fund"). The investment objective of the Fund is to seek capital appreciation. In seeking its investment objective of capital appreciation, the Fund will, under normal market conditions, invest primarily in equity securities of domestic small capitalization companies. The Fund is structured for flexibility and risk reduction, but centered around investment in high quality growth stocks with an emphasis on those companies whose growth potential, in the opinion of the Fund's investment adviser, GOULD INVESTMENT PARTNERS LLC("GOULD IP"), has been overlooked by Wall Street analysts. The Fund issued and sold 10,000 shares of its capital shares at $10 per share on October 21, 1996. The Fund commenced operations on December 2, 1996.

     The following is a summary of significant accounting policies consistently followed by the Fund.

     a) Investment Valuation - Common stocks, other equity-type securities, and securities sold short that are listed on a U.S. security exchange, other than the NASDAQ Global Market exchanges ("NASDAQ"), for which market quotations are readily available are valued at their market value on the day the valuation is made as determined by their last sales price in the principal market in which the securities are normally traded. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). Common stocks, other equity-type securities, including securities listed on NASDAQ, and securities sold short which are listed on an exchange, but which are not traded on the valuation date are valued at the mean between the current bid and asked price. Foreign securities registered on United States exchanges in accordance with Section 12 of the Securities Exchange Act of 1934 are valued in the same manner. Options purchased or written by the Fund are valued at the average of the current bid and asked prices. Mutual fund investments are valued at the net asset value of that fund first determined after the Fund places its order. Debt securities (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Trustees. The Board has adopted specific procedures for valuing portfolio securities and delegated the implementation of these procedures to Gould IP. The procedures authorize Gould IP to make all necessary determinations regarding the fair value of a portfolio security and to report such determinations to the Board of Trustees.

     b) Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income as well as any net realized gains to its shareholders. Therefore, no federal income tax provision is required.

          On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC granted a six-month delay in the required implementation of FIN 48 for mutual funds. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

     c) Distributions to Shareholders - Dividends from net investment income are generally declared and paid annually in December. Distributions of net realized capital gains, if any, will be declared at least annually and are generally distributed in December. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.

          Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets due to differences in the recognition of income, expenses and gain items.

          Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of losses from wash sales and post October capital losses.

     d) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     e) Share Valuation - The net asset value ("NAV") per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund's net asset value per share. The Fund charged a 1% redemption fee on shares held less than 180 days. Effective March 31, 2005, the Fund charges a 2% redemption fee on the redemption of Fund shares within 90 days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund's daily NAV calculation.

     f) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

     g) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. All discounts and premiums are accreted for tax and financial reporting.

2.   RESTRICTED SECURITIES

     The Fund holds 83,333 shares of ECapital Financial Corporation common stock, the sale of which is restricted. No quoted market price exists for ECapital shares. As a result, Gould IP has valued them at $0.005 per share in accordance with procedures adopted by the Board of Trustees after considering certain pertinent factors, such as the results of operations of ECapital since the date of ownership on March 15, 2001, the sales price of recent private placements in its common stock and information provided by the company. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized and the difference could be material.

3.   SHARES OF BENEFICIAL INTEREST

     Transactions in shares of beneficial interest for the six months ended March 31, 2007 and fiscal year ended September 30, 2006, respectively, were as follows:

     SIX MONTHS ENDED
     MARCH 31, 2007                        $                  SHARES
     ----------------                     ---                 ------
     Shares sold                      $  1,444,632              83,992
     Shares redeemed                    (5,033,561)           (296,699)
     Redemption fees                           868                  --
                                      ------------          ----------
     Net decrease                     $ (3,588,061)           (212,707)
                                      ------------
                                      ------------
     SHARES OUTSTANDING:
     Beginning of period                                     2,569,911
                                                            ----------
     End of period                                           2,357,204
                                                            ----------
                                                            ----------
     YEAR ENDED
     SEPTEMBER 30, 2006                    $                  SHARES
     ----------------                     ---                 ------
     Shares sold                      $  2,544,765             149,643
     Shares redeemed                   (19,020,343)         (1,118,455)
     Redemption fees                         2,122                  --
                                      ------------          ----------
     Net decrease                     $(16,473,456)           (968,812)
                                      ------------
                                      ------------
     SHARES OUTSTANDING:
     Beginning of period                                     3,538,723
                                                            ----------
     End of period                                           2,569,911
                                                            ----------
                                                            ----------

4.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of investments, excluding short-term investments by the Fund for the six months ended March 31, 2007, were $46,820,396 and $50,813,900, respectively. The Fund did not purchase long-term U.S. Government securities as a part of its investment strategy during the six months ended March 31, 2007.

     At September 30, 2006, the components of accumulated earnings/(losses) on a tax basis were as follows:

     Cost of Investments(a)<F14>                               $ 36,535,403
                                                               ------------
                                                               ------------
     Gross unrealized appreciation                             $  5,272,050
     Gross unrealized depreciation                               (1,059,630)
                                                               ------------
     Net unrealized appreciation/(depreciation)                $  4,212,420
                                                               ------------
                                                               ------------
     Other accumulated losses                                  $(11,048,809)
                                                               ------------
     Total accumulated earnings/(losses)                       $ (6,836,389)
                                                               ------------
                                                               ------------

     (a)<F14> Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales.

     At September 30, 2006, the Fund had accumulated net realized capital loss carryovers of $11,048,809 with $8,283,475 and $2,765,334 expiring in 2010 and 2011, respectively. To the extent that the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover for the Fund. The Fund utilized $6,216,715 of capital loss carryover for the fiscal year ended September 30, 2006.

     The Fund made no distributions during the six months ended March 31, 2007 and the fiscal year ended September 30, 2006.

5.   LINE OF CREDIT

     During the course of operations, the Fund's custody account with U.S. Bank, N.A. (the "Bank") was overdrawn at times during the period due to shareholder redemptions from the Fund. On March 3, 2006, the Board of Trustees approved an unsecured Line of Credit ("LOC") with U.S. Bank, N.A. that may only be utilized to cover overdrafts from shareholder redemptions. Under the terms of the LOC, borrowings for the Fund are limited to either the lesser of $7,000,000 or 11.11% of the net assets of the Fund. The Bank charges interest at the Bank's Prime Rate (weighted average rate of 8.25% for the six months ended March 31, 2007) for overdrafts. During the six months ended March 31, 2007, the Fund had an outstanding average daily balance of $92,458 from overdrafts. The Fund incurred $1,526 in interest expense for the six months ended March 31, 2007.

6.   INVESTMENT ADVISORY AND OTHER
     AGREEMENTS

     The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with Gould IP. Pursuant to its advisory agreement with the Trust, Gould IP is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to the Fund's daily net assets.

     U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

7.   NEW ACCOUNTING PRONOUNCEMENTS

     In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

ROCKLAND SMALL CAP GROWTH FUND
ADDITIONAL INFORMATION

AVAILABILITY OF PROXY VOTING INFORMATION:

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-800-497-3933 or on the SEC website at www.sec.gov.

The actual voting records relating to how the Fund voted the proxies of its portfolio securities during the most recent twelve month period ended June 30 (as filed with the SEC on Form N-PX) are available without charge by calling 1-800-497-3933 or by accessing the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE:

A complete schedule of the Fund's portfolio holdings for the second and fourth quarters is included in the Fund's semi-annual and annual shareholder reports, respectively. The Fund files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-497-3933 or by accessing the SEC's website at www.sec.gov. Copies of Form N-Q can also be obtained by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held November 20, 2006, the Board, including all of the Independent Trustees present, voting separately, unanimously approved the renewal of the Advisory Agreement for the Fund with Gould IP. The Independent Trustees received assistance and advice from independent counsel. In reaching this decision, the Board received and considered information on Gould IP's business operations and its personnel providing investment management services to the Fund, as well as information about the scope and quality of services that Gould IP provides. The Board reviewed Gould IP's status as a federally registered adviser and Gould IP's financials to confirm that Gould IP is solvent to continue managing the Fund.

The Board received an overview of Gould IP's business and operations, and discussed Gould IP's fixed costs, such as research, technology, salaries and benefits. The Board considered and discussed the performance of the Fund and portfolio management information furnished throughout the year at regular Board meetings, which related to the portfolio management skills of Mr. Richard Gould. The Board took into account the fact that Gould IP remains focused on a pure small cap growth style of investment and noted that the higher quality growth stocks portion of the small cap growth area are currently not performing well and that the Fund's recent performance reflects its investment in higher growth stocks. The Board also considered the fact that the Fund's long term performance since inception continued to outperform most of its benchmarks.

The Board took into consideration the staffing and capabilities of Gould IP.
The Board discussed Gould IP's personnel including the addition of a new analyst. The Board reviewed Gould IP's profitability, including gross fees paid to Gould IP for investment advisory services to the Fund, and reviewed the compensation policies for the portfolio manager and other investment personnel within Gould IP. The Board also discussed the profitability of Gould IP as a result of managing the Fund compared to the profitability of Gould IP's management of separate accounts. The Board noted that they took into consideration the fact that the portfolio manager invests all of his long-term investments in the Fund. The Board considered the nature and quality of tangential services benefitting the Fund provided by Gould IP, including oversight of the Fund's other service providers, as well as compliance services by the Fund's and Gould IP's chief compliance officer. The Board reviewed the soft dollar benefits received by Gould IP as a result of brokerage transactions for the Fund and for its other clients.

The Board reviewed data comparing the Fund's advisory fee level and overall expense level with the industry average for similar funds. In considering the reasonableness of expenses, consideration was given to the advisory fee level in relation to those within the relevant peer group of funds. The Board noted that the Fund's advisory fee and overall expense ratio was in line with the industry average. Based on Gould IP's profitability, the Board accepted that Gould IP was not experiencing economies of scale at the Fund's current asset levels. The Board and Gould IP also discussed Gould IP's monitoring of the expense levels of the Fund.

Based on the information provided and after reviewing such materials as it deemed necessary, and based on the considerations described above, including the high-quality of the personnel, financial condition of Gould IP, investment advisory capabilities of Gould IP, long-term performance of Mr. Gould with respect to the management of the Fund and Gould IP's efforts to monitor and control expense levels and to seek to increase assets, which could have the effect of decreasing the expense ratio, the Board concluded that the fees charged to the Fund are fair, both absolutely and in comparison with those of other funds in its peer group and the industry at large, the scope and quality of the services to be provided by Gould IP are consistent with the Fund's operational requirements and shareholders would receive reasonable value in return for paying such fees and expenses. The Board, including all of the independent Trustees at the meeting, concluded that approval of the renewal of the Advisory Agreement was appropriate and in the best interest of Fund shareholders.

                                    TRUSTEES
                               Mr. Richard Gould
                               Mr. George Keeley
                                Mr. Carmen Lloyd
                              Mr. Edwin Moats, Jr.
                               Dr. Peter Utsinger
                            Mr. R. Peter Zimmermann

                                    OFFICERS
                    Mr. Richard Gould, President & Treasurer
                      Mr. Sanjay Upadhyaya, Vice President
                        Ms. Barbara Grosso, Secretary &
                            Chief Compliance Officer

                               INVESTMENT ADVISOR
                         Gould Investment Partners LLC
                        1235 Westlakes Drive, Suite 280
                               Berwyn, PA  19312

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                              Milwaukee, WI  53202

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               Custody Operations
                    1555 North RiverCenter Drive, Suite 302
                              Milwaukee, WI  53212

                         ADMINISTRATOR, TRANSFER AGENT
                         AND DIVIDEND-DISBURSING AGENT
                        U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                                  Third Floor
                            615 East Michigan Street
                              Milwaukee, WI  53202

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                    KPMG LLP
                             303 East Wacker Drive
                               Chicago, IL  60601

                                 LEGAL COUNSEL
                    Stradley, Ronon, Stevens and Young, LLP
                            2600 One Commerce Square
                            Philadelphia, PA  19103

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's principal executive officer/President and principal financial officer/Treasurer has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on his review, such officer has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to him by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  The Rockland Funds Trust
                   -------------------------------------------------

     By (Signature and Title) /s/ Richard Gould
                              --------------------------------------
                              Richard Gould, President

     Date      6/8/07
          ----------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Richard Gould
                              --------------------------------------
                              Richard Gould, President and Treasurer

     Date      6/8/07
         -----------------------------------------------------------